Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Trading Symbol	givn
Entity Registrant Name	GIVEN IMAGING LTD
Entity Central Index Key	0001126140
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	30,448,838
Entity Public Float	$ 0

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 24,285	$ 34,619
Short-term investments	64,762	51,973
Accounts receivable:
Trade, net	32,406	27,862
Other	5,259	4,291
Inventories	22,921	19,076
Advances to suppliers	1,207	441
Deferred tax assets	1,538	1,638
Prepaid expenses	1,373	1,585
Total current assets	153,751	141,485
Deposits	1,266	1,212
Assets held for employees' severance payments	6,854	6,393
Marketable securities	16,003	3,873
Long-term inventory	4,926	5,626
Fixed assets, less accumulated depreciation	12,301	13,709
Intangible assets, less accumulated amortization	29,075	25,813
Goodwill	24,089	24,089
Total Assets	248,265	222,200
Liabilities and equity
Current installments of obligation under capital lease	139	168
Accounts payable:
Trade	8,081	9,125
Other	28,397	26,065
Deferred revenue	521	788
Total current liabilities	37,138	36,146
Long-term liabilities
Obligation under capital lease	120	244
Liability in respect of employees' severance payments	7,720	7,151
Deferred tax liabilities	5,362	5,871
Total long-term liabilities	13,202	13,266
Total liabilities	50,340	49,412
Commitments and contingencies
Equity
Ordinary Shares, NIS 0.05 par value each (90,000,000 shares authorized as of December 31, 2011 and 2010, 30,448,838 and 29,829,277 shares issued and fully paid as of December 31, 2011 and 2010, respectively)	359	350
Additional paid-in capital	208,838	194,899
Capital reserve	2,051	2,051
Accumulated other comprehensive income (loss)	(885)	95
Accumulated deficit	(12,729)	(24,707)
Total shareholders' equity	197,634	172,688
Non-controlling interests	291	100
Total equity	197,925	172,788
Total liabilities, shareholders' equity and non-controlling Interests	$ 248,265	$ 222,200

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary shares, NIS par value	$ 0.05	$ 0.05
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	30,448,838	29,829,277
Ordinary shares, shares fully paid	30,448,838	29,829,277

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenues	$ 177,955	$ 157,809	$ 141,763
Cost of revenues	(41,466)	(37,629)	(33,145)
Gross profit	136,489	120,180	108,618
Operating expenses
Research and development, gross	(26,129)	(21,695)	(17,842)
Government grants	1,113	1,477	1,109
Research and development, net	(25,016)	(20,218)	(16,733)
Sales and marketing	(75,014)	(67,114)	(61,428)
General and administrative	(23,078)	(25,138)	(18,919)
Other, net	(397)	(759)	(1,220)
Total operating expenses	(123,505)	(113,229)	(98,300)
Operating profit	12,984	6,951	10,318
Financial income, net	1,343	2,599	1,584
Profit before taxes on income	14,327	9,550	11,902
Income tax benefit (expense)	(2,158)	(1,362)	1,542
Net Profit	12,169	8,188	13,444
Net loss (profit) attributable to non-controlling interest	(191)	290	891
Net profit attributable to shareholders	$ 11,978	$ 8,478	$ 14,335
Earnings per share:
Basic Earnings per Ordinary Share	$ 0.4	$ 0.29	$ 0.49
Diluted Earnings per Ordinary Share	$ 0.39	$ 0.28	$ 0.47
Weighted average number of Ordinary Shares used to compute basic Earnings per Ordinary Share	30,212,787	29,670,842	29,281,897
Weighted average number of Ordinary Shares used to compute diluted Earnings per Ordinary Share	31,089,499	30,525,654	30,423,162

Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Capital Reserve [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 343	$ 173,983	$ 2,166	$ (600)	$ (31,721)	$ 1,993	$ 146,164
Balance, shares at Dec. 31, 2008	29,257,785
Change during the year
Net profit (loss)					14,335	(891)	13,444
Net change in respect of available for sale securities				999			999
Total comprehensive income				999	14,335	(891)	14,443
Exercise of stock options	2	952					954
Exercise of stock options shares	113,187
Stock based compensation		7,268					7,268
Dividend distribution					(15,799)		(15,799)
Change in non-controlling interest						(424)	(424)
Balance at Dec. 31, 2009	345	182,203	2,166	399	(33,185)	678	152,606
Balance, shares at Dec. 31, 2009	29,370,972
Change during the year
Net profit (loss)					8,478	(290)	8,188
Net change in respect of available for sale securities				(304)			(304)
Total comprehensive income				(304)	8,478	(290)	7,884
Exercise of stock options	5	4,214					4,219
Exercise of stock options shares	458,305
Stock based compensation		8,482					8,482
Change in non-controlling interest			(115)			(288)	(403)
Balance at Dec. 31, 2010	350	194,899	2,051	95	(24,707)	100	172,788
Balance, shares at Dec. 31, 2010	29,829,277
Change during the year
Net profit (loss)					11,978	191	12,169
Net change in respect of available for sale securities				(980)			(980)
Total comprehensive income				(980)	11,978	191	11,189
Exercise of stock options	9	6,576					6,585
Exercise of stock options shares	619,561
Stock based compensation		7,363					7,363
Balance at Dec. 31, 2011	$ 359	$ 208,838	$ 2,051	$ (885)	$ (12,729)	$ 291	$ 197,925
Balance, shares at Dec. 31, 2011	30,448,838

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities:
Net profit	$ 12,169	$ 8,188		$ 13,444
Adjustments required to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	8,296	7,662		6,096
Goodwill impairment		20		483
Deferred tax assets	100	761		(1,221)
Deferred tax liabilities	(509)	(888)
Stock based compensation	7,363	8,482		7,268
Loss from disposal of long term assets	397	739		714
Decrease (increase) in accounts receivable - trade	(4,544)	560		(3,069)
Decrease (increase) in other accounts receivable	(968)	(488)		863
Decrease (increase) in prepaid expenses	212	(23)		595
Decrease (increase) in advances to suppliers	(766)	93		3,006
Decrease (increase) in inventories	(3,145)	2,331		(4,386)
Increase in accounts payable	1,433	3,389		1,819
Increase (decrease) in deferred revenue	(267)	554		(1,289)
Other	158	304		(144)
Net cash provided by operating activities	19,929	31,684		24,179
Cash flows from investing activities:
Purchase of fixed assets and intangible assets	(10,551)	(5,056)		(4,794)
Deposits, net	(39)	(6)		34
Acquisition of Sierra, net of cash acquired		(34,709)	[1]
Change in short term deposit, net	(20,176)	(26,830)		4,341
Proceeds from sale and maturity of marketable securities	11,141	25,167		39,002
Purchase of marketable securities	(16,910)	(5,953)		(32,668)
Net cash provided by (used in) investing activities	(36,535)	(47,387)		5,915
Cash flows from financing activities:
Principal payments on capital lease obligation	(168)	(143)		(131)
Proceeds from the issuance of Ordinary Shares	6,585	4,219		954
Dividend distribution				(15,799)
Purchase of shares from a non-controlling shareholder in a subsidiary		(403)		(382)
Net cash provided by (used in) financing activities	6,417	3,673		(15,358)
Effect of exchange rate changes on cash and cash equivalents	(145)	191		25
Increase (decrease) in cash and cash equivalents	(10,334)	(11,839)		14,761
Cash and cash equivalents at beginning of year	34,619	46,458		31,697
Cash and cash equivalents at end of year	24,285	34,619		46,458
Supplementary cash flow information:
Income taxes paid	$ 2,179	$ 234		$ 877

[1]	Acquisition of Sierra, net of cash acquired: Year ended December 31, 2010 Working capital (excluding cash and cash equivalents) $ (3,165) Deposits (65) Fixed assets, net (533) Intangible assets (including Goodwill) (37,714) Deferred tax liabilities 6,759 Other long-term liabilities 9 $ (34,709)

Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Consolidated Statements Of Cash Flows [Abstract]
Working capital (excluding cash and cash equivalents)	$ (3,165)
Deposits	(65)
Fixed assets, net	(533)
Intangible assets (including Goodwill)	(37,714)
Deferred tax liabilities	6,759
Other long-term liabilities	9
Acquisition of Sierra, net of cash acquired	$ (34,709)

Organization And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization And Summary Of Significant Accounting Policies [Abstract]
Organization And Summary Of Significant Accounting Policies

Note 1 -  Organization and Summary of Significant Accounting Policies

A.           General

Given Imaging Ltd. (the "Company") was incorporated in Israel in January 1998.

The Company has developed the Given System, a proprietary wireless imaging system for visual examination of the gastrointestinal ("GI") tract. The system uses a miniaturized video camera contained in a capsule, referred to as the PillCam™ capsule, which is ingested by the patient and delivers high quality color images in a painless and noninvasive manner.

The Given System consists of three principal components:

•           a single-use, disposable PillCam color-imaging capsule that is ingested by the patient;

•           a portable data recorder and array of sensors that are worn by the patient; and

•   a proprietary software, known as RAPID, for downloading, processing and analyzing recorded data.

In 2001, the Company commenced marketing the Given System with the PillCam SB capsule for visualizing and detecting disorders of the small bowel.  PillCam SB is cleared for marketing in the United States, the European Union and Japan, which are the Company's principal markets. In November 2004, the Company began marketing and sale of the PillCam ESO capsule for visualization of the esophagus. This capsule is cleared for marketing in all principal markets, except Japan.  In the second half of 2007, the Company began selling the first generation of its PillCam COLON capsule in Europe. The Company received the CE mark for this capsule in late 2009. The European Union is currently the only major market with clearance to market and sell the PillCam COLON capsule.

The Company has direct or indirect wholly-owned subsidiaries in the United States, the Netherlands, Germany, France, Australia, Hong Kong, Vietnam and Singapore. The Company also has a subsidiary in Japan, Given Imaging K.K. ("Given K.K."), in which it has a controlling interest (for more details see Note 16A).

In December 2008, the Company acquired the Bravo pH monitoring business from Medtronic, Inc. The Bravo pH monitoring system is the only wireless, catheter-free pH test for Gastro Esophageal Reflux Disease, or GERD, and uses a disposable capsule temporarily placed in the esophagus that measures pH levels and transmits the data to an external receiver. pH testing is considered the standard test for diagnosing GERD. As part of this acquisition, the Company acquired 100% of the shares of Endonetics, Inc., which owns a number of intellectual property assets related to the Bravo business and is not an operating entity.

On April 1, 2010, the Company acquired privately-held Sierra Scientific Instruments, ("Sierra"), for approximately $35 million in cash. Sierra is a leading provider of specialty diagnostic devices for the gastrointestinal tract.  Sierra's primary business is the development, manufacture and sale of high-resolution pressure systems, also known as high resolution manometry, for the diagnosis of motility disorders within the GI tract. Sierra's high resolution manometry systems are sold under the name ManoScan 360.  Since sales began in 2004, Sierra has produced and installed ManoScan™ systems world-wide and supported numerous clinical procedures. Sierra also markets and sells catheter-based pH and impedance monitoring systems. As part of the acquisition, the Company acquired 100% of the shares of Sierra's subsidiary, a Vietnamese company, which manufactures catheters (for more details see Note 16B).

The Company operates in the medical device industry and its business is subject to numerous risks, including, without limitations, (1) the Company's ability to develop and bring to market new products, (2) the Company's ability to receive regulatory clearance or approval to market its products or changes in regulatory environment, (3) the Company's success in implementing its sales, marketing and  manufacturing plans, (4) continuous supply of certain components from third-party suppliers, (5) protection and validity of patents and other intellectual property rights, (6) the impact of currency exchange rates, (7) the effect of competition by other companies, (8) the outcome of significant litigation, and (9) the existence of favorable reimbursement for its product from government and commercial payors, (10) changes and reforms in applicable healthcare laws and regulations, (11) quarterly variations in operating results, (12) the possibility of armed conflicts or civil or military unrest in Israel, (13) risks associated with the acquisition and integration of other businesses, and (14) the impact of macro-economic and market conditions in the Company's main markets.

B.           Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly-owned subsidiaries in the United States (including Sierra, see note 16B), Germany, France, the Netherlands, Hong-Kong, Singapore, Vietnam and Australia and its 93% owned subsidiary in Japan.  The accounts of the subsidiaries are consolidated from the date of their inception, except for the accounts of Sierra, which are consolidated from April 1, 2010, the closing date of the Sierra acquisition. All intercompany balances and transactions have been eliminated in consolidation.  As of December 31, 2011, the Company considers itself operating in only one segment.

C.           Functional and reporting currency

The Company and all its subsidiaries' functional and reporting currency is the U.S. dollar.

Transactions denominated in foreign currencies other than the U.S. dollar are translated into the functional currency using the prevailing exchange rates at the date of the transactions. Monetary accounts maintained in currencies other than the U.S. dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Gains and losses from the translation of foreign currency balances are recorded in financial income, net.

D.           Cash and cash equivalents

All highly-liquid investments with original maturity of three months or less from the date of deposit are considered to be cash equivalents.

E.            Allowance for doubtful accounts receivable - trade

The allowance for doubtful accounts receivable is calculated on the basis of specific identification of balances, the collection of which, in management's opinion, is doubtful. In determining the adequacy of the allowance, management bases its opinion on the estimated risk, in reliance on available information with respect to the debtor's financial position and an evaluation of the collateral received.

The activity in the allowance for doubtful accounts for the three years ended December 31, 2011 is as follows:

	Year ended December 31,
	2011	2010	2009

Opening balance	$295	$252	$210
Additional provision	150	362	265
Write-offs	(134)	(319)	(223)

Closing balance	$311	$295	$252

F.            Inventories

Inventories are stated at lower of cost or market.  Cost is determined using the average cost method for raw materials, components and finished goods and on the basis of actual manufacturing costs for work in progress.

Inventory that is not expected to be consumed in the next operating cycle, based upon sales forecast, is classified as non-current (for more details see Note 4).

G.           Assets held for employees' severance payments

Assets held for employees' severance payments represent contributions to insurance policies that are recorded at their current redemption value.

H.           Marketable securities

The Company accounts for marketable securities under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 320-10 "Accounting for Certain Investments in Debt and Equity Securities" ("ASC 320-10").

Trading securities are bought and held principally for the purpose of selling them in the near term.  Trading securities are recorded at fair value and changes in the fair value, based on closing market prices of the securities at the balance sheet date, represent unrealized gains and losses which are included in earnings.

Available-for-sale securities are recorded at fair value. Changes in fair value based on closing market prices of the securities at balance sheet date are recorded directly to shareholders' equity as accumulated other comprehensive income (loss). A decline in market value of available for sale security below cost deemed "other than temporary" will be charged to the statement of operations when it occurs.

As of December 31, 2011, marketable securities consist of corporate bonds, which the Company classified as "available-for-sale". As of December 31, 2011, the Company does not hold marketable securities classified as "trading".

I.             Fixed assets

Fixed assets are stated at cost.  Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and software	33
Instruments and laboratory equipment	15
Leasehold improvements	10
Motor vehicles	15
Machinery and equipment	15
Communication equipment	15
Office furniture and equipment	10-15

Motor vehicles purchased under capital lease arrangements are recorded at the present value of the minimum lease payments at lease inception.  Such assets and leasehold improvements are depreciated and amortized, respectively, using the straight-line method over the shorter of the lease term or estimated useful life of the asset.

The Company evaluates fixed assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, in accordance with the provisions of ASC 360-10, "Accounting for the Impairment of or Disposal of Long-Lived Assets" ("ASC 360-10"). Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of the assets is less than the undiscounted future net cash flows, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets

J.            Definite-life intangible assets

Definite-life intangible assets acquired in business combinations consist mainly of acquired technology (including in-process research and development expenditures), trademarks, patents and customer relationships, and are amortized using the straight-line method over their estimated period of useful life, mainly 8 to 20 years (for more details see Note 16B).

Legal expenses related to patents and trademarks registration have been capitalized and amortized over the expected useful life of the assets, which is mainly 8 years.

Technology and content costs are generally expensed as incurred, except for certain costs relating to the development of the Company's website that are capitalized and amortized over their estimated useful life which is generally 3 years.

Amortization charges are classified according to the expense category that benefits from the related intangible asset.

Definite-life intangible assets are evaluated for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, in accordance with ASC 360-10 (see Note 1I above).

K.           Goodwill

Pursuant to ASC 350-20, "Goodwill and Other Intangible Assets," goodwill and indefinite life intangible assets are not amortized but rather tested for impairment at least annually.

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually in accordance with the provisions of FASB ASC Topic 350, Intangibles - Goodwill and Other. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis.

The Company performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. (See also Note 17 for details.)

L.           Stock compensation plans

Stock-based compensation is accounted for based on the provisions of ASC 718-20, "Share-Based Payment" ("ASC 718-20"). ACS 718-20 requires compensation expense relating to share-based payments to be recognized in income using a fair-value measurement method. Under the fair value method, the estimated fair value of awards is charged to income on a straight-line basis over the requisite service period, which is generally the vesting period.

Stock-based compensation recognized in the consolidated statements of operations is based on awards ultimately expected to vest. As a result the expense has been reduced for estimated forfeitures. ASC 718-20 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.

M.          Earnings per Ordinary Share

Basic and diluted earnings per Ordinary Share are presented in conformity with ASC 260-10, "Earnings Per Share".  Basic earnings per Ordinary Share are calculated by dividing the net profit attributable to Ordinary Shares, by the weighted average number of Ordinary Shares outstanding.  Diluted earnings per Ordinary share calculation is similar to basic earnings per share except that the weighted average of Ordinary Shares outstanding is increased to include the number of additional Ordinary Shares that would have been outstanding if the dilutive potential Ordinary Shares from options and restricted share units had been exercised.

The following table summarizes information related to the computation of basic and diluted earnings per Ordinary Share for the years indicated.

	Year ended December 31,
	2011	2010	2009

Net profit attributable to Ordinary Shares	$11,978	$8,478	$14,335

Weighted average number of Ordinary Shares outstanding
used in basic earnings per Ordinary Share
Calculation	30,212,787	29,670,842	29,281,897

Add assumed exercise of outstanding dilutive
potential Ordinary Shares	876,712	854,812	1,141,265

Weighted average number of Ordinary Shares outstanding
used in diluted earnings per Ordinary Share
Calculation	31,089,499	30,525,654	30,423,162

Basic earnings per Ordinary Share	$0.40	$0.29	$0.49

Diluted earnings per Ordinary Share	$0.39	$0.28	$0.47

Number of equity awards excluded from the
diluted earnings per share calculation
due to their anti-dilutive effect	3,904,630	4,763,410	4,849,070

N.           Use of estimates

The preparation of the consolidated financial statements, in accordance with generally accepted principles in the United States of America, requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowances for doubtful accounts, the valuation of deferred tax assets, intangible assets, goodwill, inventory, derivatives, share-based compensation, reserves for income tax uncertainties and other contingencies. Actual results could differ from those estimates.

O.           Revenue recognition

Revenues from sales of products are recognized upon delivery provided that the collection of the resulting receivable is reasonably assured, persuasive evidence of an arrangement exists, no significant obligations in respect of installation remain and the sales price is fixed or determinable.

The Company accrues estimated warranty costs at time of shipment based on contractual rights and historical experience.  The Company's policy is not to grant return rights.

Taxes collected from customers and remitted to governmental authorities are presented in the financial statements on a net basis.

For sales contracts, which include a Post Contract Customer Support ("PCS") component, revenues allocated to PCS in accordance with ASC Subtopic 605-25, "Revenue Recognition - Multiple Element Arrangements", are deferred and recognized ratably over the term of the support period. In 2010, the Company adopted ASU 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements, and therefore for multi-element arrangements that include tangible products that contain software that is essential to the tangible product's functionality and undelivered software elements that relate to the tangible product's essential software, the Company allocates revenue to all deliverables based on their relative selling prices. In such circumstances, the Company uses a hierarchy to determine the selling price to be used for allocating revenue to deliverables: (i) vendor-specific objective evidence of fair value ("VSOE"), (ii) third-party evidence of selling price ("TPE"), and (iii) best estimate of the selling price ("ESP").

Through 2009, the Company routinely evaluated its products for inclusion of any embedded software that is more than incidental thereby requiring consideration of ASC Subtopic 985-605, "Software Revenue Recognition".  Based on such evaluation, the Company had concluded that none of its products have such embedded software. In 2010, the Company adopted ASU 2009-14, "Software (Topic 985)", which amends ASC Subtopic 985-605 to exclude from its scope tangible products which contain both software and nonsoftware components that function together to deliver a tangible product's essential functionality. The adoption of ASU 2009-13 and ASU 2009-14 did not have a material effect on the financial position, results of operations or cash flows of the Company.

The Company accounts for multiple element arrangements that consist only of software or software-related products, including PCS, in accordance with ASC Subtopic 985-605. For such arrangements, revenue that includes multiple elements is allocated to each element based on the relative fair value of each element, and fair value is determined by VSOE. If the Company cannot objectively determine the fair value of any undelivered element included in such multiple-element arrangements, the Company defers revenue until all elements are delivered and services have been performed, or until fair value can objectively be determined for any remaining undelivered elements.

P.           Government-Sponsored Research and Development

The Company participates in non-royalty bearing programs of the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade (the "OCS"). Grants received from the OCS are recorded as a reduction of research and development expenses, at the time the related expense is incurred and subject to grant approval.

Q.           Taxes on income

The Company accounts for income taxes under ASC 740, "Accounting for Income Taxes" ("ASC 740"). Under ASC 740, deferred tax assets or liabilities are recognized in respect of temporary differences between the tax bases of assets and liabilities and their financial reporting amounts as well as in respect of tax loss and credit carry forwards, based on enacted statutory tax rates applicable to the periods in which such deferred taxes will be realized.  The tax effect resulting from a change in tax rates is recognized in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company may incur additional tax liability in the event of intercompany dividend distributions by some of its subsidiaries.  Such additional tax liability in respect of these non-Israeli subsidiaries has not been provided for in these financial statements as the Company does not expect these subsidiaries to distribute dividends in the foreseeable future.

The Company accounts for uncertainty in income taxes, under ASC 740-10 which prescribe a recognition threshold and measurement process for recording in the financial statements uncertain tax positions taken or expected to be taken in a tax return. ASC 740-10 also provides guidance on de-recognition of tax benefits, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure and transition. The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit.  The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.

The Company's accounting policy is to accrue interest and penalties related to unrecognized tax benefits as a component of income tax expenses in the consolidated statements of operations.

R.           Research and development costs

Research and development costs, net of grants received, are charged to the statement of operations as incurred (excluding in-process research and development expenditures acquired in business combinations). ASC 985-20, "Accounting for the Costs of Computer Software to be Sold, Leased or Otherwise Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Technological feasibility is established upon completion of a working model and success in clinical trials. Costs, incurred by the Company between completion of the working models and success in clinical trials and the point at which the products are ready for general release, have been insignificant. Therefore, research and development costs are charged to the statement of operations, as incurred.

S.           Allowance for product warranty

It is the Company's policy to grant a warranty for certain products. The balance sheet provision for warranties is determined based upon the Company's experience regarding the relationship between sales and warranty costs.

T.           Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, trade accounts receivable and marketable securities.
Cash and cash equivalents are deposited with major financial institutions in Europe, the United States, Japan, Australia, Singapore, Hong Kong and Israel.

The Company performs ongoing credit evaluations of the financial condition of its customers.  The risk of collection associated with trade receivables is reduced by the large number and geographical dispersion of the Company's customer base and the Company's policy of requiring collateral or security with respect to receivables due from distributors.

U.           Comprehensive Income

In addition to net profit, comprehensive income includes unrealized gains or losses arising from marketable securities classified as available for sale.

V.           Fair Value Measurements

The Company's financial instruments include mainly cash and cash equivalents, accounts receivable, short term investments, assets held for severance benefits, marketable securities and accounts payable. The carrying amounts of these financial instruments approximate their fair value.

The Company implements ASC Topic 820 "Fair Value Measurements and Disclosures" ("ASC 820") for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. On January 1, 2009, the Company adopted the provisions of ASC 820 for fair value measurements of nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value in the financial statements on a nonrecurring basis. ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability. (For details see Note 15).

Derivative financial instruments

The Company enters into forward exchange contracts to hedge certain anticipated transactions which are expected to be denominated in non-dollar currencies. These derivatives are not designated as hedging instruments for accounting purposes. The derivatives are recognized on the balance sheet at their fair value. Changes in the fair value are recognized in the statement of operations as 'financial income – net'.

W.         Business Combinations

Beginning 2009, the Company accounts for business combinations under the revised principles of ASC Topic 805 ("ASC 805"), Business Combinations, related to business combinations and non-controlling interests.  ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

The Company applied the revised principles to the acquisitions of Sierra in 2010 (see Note 16B for details).

X.           Recent accounting pronouncements

In June 2011, the FASB issued ASU 2011-05 Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which revises the manner in which entities present comprehensive income in their financial statements. This ASU requires entities to report components of comprehensive income in either (1) a single continuous financial statement or (2) two separate but consecutive financial statements. This ASU does not change the items that must be reported in other comprehensive income. The amendments are effective for fiscal years beginning after December 15, 2011. Early adoption is permitted. Since the Company currently presents comprehensive income within the consolidated statements of changes of equity, it is expected this ASU would change the presentation of comprehensive income in the Company's consolidated financial statements upon its adoption. It is not expected to have a material impact on the Company's consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11 Balance Sheet (Topic 210)-Disclosures about Offsetting Assets and Liabilities: The amendments in this ASU will enhance disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The Company will be required to apply the amendments for annual reporting periods beginning on January 1, 2013. It is not expected to have a material impact on the Company's consolidated financial statements.

Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents

Note 2 -  Cash and Cash Equivalents

	December 31,
	2011	2010

Denominated in U.S. dollars	$15,405	$25,471
Denominated in New Israeli Shekels	1,686	2,251
Denominated in Euros	4,754	3,653
Denominated in Japanese Yen	1,146	2,372
Denominated in other currencies	1,294	872

	$24,285	$34,619

Accounts Receivable - Other	12 Months Ended
Dec. 31, 2011
Accounts Receivable - Other [Abstract]
Accounts Receivable - Other	Note 3 - Accounts Receivable - Other
	December 31,
	2011	2010
Government institutions	$2,139	$2,514
Other	3,120	1,777

	$5,259	$4,291

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

Note 4 -  Inventories

	December 31,
	2011	2010
Raw materials and components	$13,051	$12,782
Work-in-progress	6,169	4,973
Finished goods	8,627	6,947

	$27,847	$24,702

Inventories are presented in:

	December 31,
	2011	2010
Current assets	$22,921	$19,076
Non-current assets	4,926	5,626
	$27,847	$24,702

Long term Inventory:

At December 31, 2011, $4,926 of the Company's components inventory is in excess of requirements for the year 2012 based on management's estimate of sales. This long term components inventory is mainly comprised of imaging sensor and transmitter of its PillCam capsules and raw material used for the production of new products. Management believes that this amount will be utilized according to its forecasted sales.

Short-Term Investments And Marketable Securities	12 Months Ended
Dec. 31, 2011
Short-Term Investments And Marketable Securities [Abstract]
Short-Term Investments And Marketable Securities

Note 5 -  Short-term Investments and Marketable Securities

A.           Short-term investments and marketable securities

As of December 31, 2011 and 2010, Short-term investments consist of:

	December 31,
	2011	2010

Available-for-sale securities	$3,794	$10,058
Trading securities	-	1,123
Bank deposits	60,968	40,792
Total	$64,762	$51,973

B.           Available for sale marketable securities

As of December 31, 2011, all of the marketable securities consist of corporate bonds.

As of December 31, 2010, marketable securities consist of U.S. government bonds and corporate bonds.

During 2011, the Company recorded $980 of realization and adjustments of unrealized losses recorded in prior years from corporate bonds. Proceeds from the sale and maturity of available-for-sale securities were $10,000 in 2011; net realized gains included in finance income in 2011 were $281.

The carrying amount, gross unrealized holding gains, gross unrealized holding losses, and fair value marketable securities classified as available-for-sale by major security type and class of security at December 31, 2011 and 2010 are as follows:

		Gross	Gross
	Carrying	unrealized	unrealized
	amount	holding gains	holding (losses)	Fair value
At December 31, 2011 -
corporate debt securities	$20,682	$3	$(888)	$19,797

At December 31, 2010
U.S government or government
agencies	$2,021	$12	$-	$2,023
Corporate debt securities	11,815	101	(18)	11,898
Total At December 31, 2010	$13,836	$113	$(18)	$13,931

Maturities of debt securities classified as available-for-sale at December 31, 2011 were as follows:

	Carrying
	amount	Fair value
Current maturities	$3,791	$3,794
Due after one year through five years	16,891	16,003
	$20,682	$19,797

At December 31, 2011, all marketable securities which were in an unrealized loss position, had been in such a position for less than 12 months.

Fixed Assets Less Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Fixed Assets Less Accumulated Depreciation [Abstract]
Fixed Assets Less Accumulated Depreciation
Note 6 -  Fixed Assets, Less Accumulated Depreciation

	December 31,
	2011	2010
Computers and software	$12,195	$11,368
Instruments and laboratory equipment	1,476	1,413
Leasehold improvements	5,471	5,514
Motor vehicles	140	170
Machinery and equipment	18,926	17,561
Communication equipment	558	504
Office furniture and equipment	2,306	2,199

Fixed assets, at cost	41,072	38,729

Accumulated depreciation	(28,771)	(25,020)

Fixed assets at cost, less accumulated depreciation	$12,301	$13,709

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 were $4,550, $4,321, and $4,311, respectively. During 2011, the Company wrote off fixed assets which was no longer in use. This resulted in a charge of $157 recorded in operating expenses - other on the consolidated statement of operations.

As of December 31, 2011 and 2010, the cost of fixed assets under capital lease was $607,and the accumulated depreciation for year ended December 31, 2011 and 2010 was $397 and $304, respectively.

Intangible Assets, At Cost, Less Accumulated Amortization	12 Months Ended
Dec. 31, 2011
Intangible Assets, At Cost, Less Accumulated Amortization [Abstract]
Intangible Assets, At Cost, Less Accumulated Amortization
Note 7 -  Intangible Assets, at Cost, Less Accumulated Amortization

	December 31,
	2011	2010
Patents and trademarks	$14,414	$7,600
Web site development	1,518	1,453
Software development	647	647
IPR&D acquired in a business combination (note 16B)	5,306	5,306
Patents and technology acquired in business
combinations	12,562	12,562
Trademarks and trade names acquired in
business combinations	4,020	4,020
Customer relationships acquired in business
combinations	2,891	2,891

Intangible assets, at cost	41,358	34,479

Accumulated amortization	(12,283)	(8,666)

Intangible assets, less accumulated amortization	$29,075	$25,813

Amortization expenses for the years ended December 31, 2011, 2010 and 2009 were $3,746, $2,729 and $1,785, respectively (expenses for 2010 do not include $612 amortization of backlog acquired as part of the Sierra acquisition, see Note 16B). Estimated amortization expenses for the next five years are:  $4,012 in 2012, $3,905 in 2013, $3,824 in 2014, $3,742 in 2015 and $3,694 in 2016. During 2011, the Company wrote off patents, trademarks and software development which are no longer expected to be used. This resulted in a charge of $240 recorded in Operating expenses - other in the consolidated statements of operations.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 8 -  Commitments and Contingencies

A.           Leases

The Company and its subsidiaries lease office space and manufacturing space for periods of up to 11 years (including options to extend the terms of the leases). The current lease for the Company's headquarters is in Yoqneam, Israel. This facility houses the Company's corporate headquarters, research and development and manufacturing facilities. Under this lease agreement, the Company will pay approximately $1,775 a year in rent and management fees. These payments are subject to adjustments based on changes in the Israeli Consumer Price Index. In addition, to secure its obligations under the lease, the Company provided bank guarantees in the amount of approximately $788 in favor of the lessor. The lease expires on December 31, 2015. The Company has an option to extend the lease until December 31, 2020.

The Company and its subsidiaries signed several motor vehicle lease agreements, which are viewed as capital leases. The companies deposited a total amount of $210 to guarantee their performance under the terms of the lease agreements.

The Company is committed to minimum annual lease payments over the next five years as follows:

	Capital leases	Operating leases
2012	$140	$4,846
2013	38	3,913
2014	-	2,890
2015	-	2,311
2016 and thereafter	-	293
	$178	$14,253

Depreciation of vehicles and equipment under capital lease for the years ended December 31, 2011, 2010 and 2009 was $93, $91 and $91, respectively (see also note 6).

Rental expenses under the lease agreements for the years ended December 31, 2011, 2010 and 2009 were $5,311, $4,557 and $4,194, respectively.

B.           Agreements with key single - source suppliers and commitments to suppliers

(1)
The Company has agreements with a number of single source suppliers for some of the components necessary for the production of its products. For example, the Company has sole suppliers for the imaging sensor and transmitter of its PillCam capsules and the data recorder unit of the Bravo system.

The Company relies on other single source suppliers with whom it does not have long term contracts for some other components necessary for the production of its products, such as the electrical circuit boards used in the PillCam and Bravo capsules and for computer workstations.

Purchases under such agreements with the five largest single source suppliers for the years ended December 31, 2011, 2010, 2009 were $5,553, $9,880 and $10,134, respectively.

(2)	The Company's annual commitments under agreements with single source and other suppliers for the next 5 years are as follows:

2012	$7,422
2013	298
2014	1,562
2015	2,946
2016 and beyond	6,256
$18,484

C.           Litigation

In October 2011, a claim was filed against the Company in Portugal by a former distributor seeking equitable compensation and damages in an amount of approximately EURO 1.7 million due to alleged wrongful termination of a distribution agreement.   The Company filed its defense statement in this case on or about January 30, 2012.  Based on the advice of counsel, management believes that the Company was entitled to terminate the distribution agreement without any compensation. Accordingly, no provision has been made in the Company's financial statements for the claim.

From time to time, as a result of the nature of its business, the Company is subject to actual or threatened patent litigation. Based on consultation with counsel, management believes that the potential exposure to the Company from such actual or threatened patent litigation as of December 31, 2011 is remote. Accordingly, no provision has been made in the Company's financial statements for any of such claims.

D.           Registration Rights Agreement

In November 2011, an Amended and Restated  Registration Rights Agreement among the Company, Elron Electronic Industries ("Elron"), Discount Investment Corporation ("DIC") and Rafael Development Corporation ("RDC") was approved at a special meeting of our shareholders. The agreement was signed as of February 29, 2012. As of December 31, 2011, Elron, DIC and RDC collectively owned an aggregate of 46.6% of the Company's ordinary shares and are collectively referred to as the "affiliated shareholders." This Amended and Restated Registration Rights Agreement has amended and restated a similar agreement among us and the affiliated shareholders that had been entered into in 2007.  The 2007 agreement replaced earlier registration rights granted by the Company to Elron, DIC, RDC, entities affiliated with OrbiMed Capital LLC and other shareholders in connection with a private placement of our ordinary shares completed in September 2000, before our initial public offering. These earlier registration rights expired in October 2006.

Under this agreement, at the request of one or more of the affiliated shareholders holding at least 5% of the Company's then outstanding ordinary shares, the Company must use its best efforts to register any or all of these shareholders' ordinary shares to the extent that the aggregate offering price of the shares to be registered is at least $15 million. In addition, the affiliated shareholders also have the right to request that the Company include their ordinary shares in any registration statements filed by the Company in the future for the purpose of a public offering, subject to specified limitations. With respect to any shareholder, registration rights will expire if that shareholder can sell all of its ordinary shares within a 90 day period under Rule 144 under the United States Securities Act of 1933, as amended. Generally, the Company is obligated to pay all expenses incurred in carrying out the above registrations, as well as the fees and expenses of one legal counsel for the selling shareholders in each registration.

The 2011Amended and Restated Registration Rights Agreement extended the affiliated shareholders' registration rights until July 18, 2017 and provides relief from certain requirements and financial thresholds necessary to trigger registration rights to the benefit of lending institution to which any of the affiliated shareholders pledge its respective shares in the Company in connection with any credit line or loan provided to the affiliated shareholders. Finally, the Company has agreed that each of the affiliated shareholders could require that any registration be a shelf registration under Rule 415 under the United States Securities Act of 1933, and to maintain such a shelf registration for the maximum possible time

Accounts Payable - Other	12 Months Ended
Dec. 31, 2011
Accounts Payable - Other [Abstract]
Accounts Payable - Other
Note 9 -   Accounts Payable – Other

	December 31,
	2011	2010
Government institutions	$5,145	$4,983
Liabilities relating to employees	15,370	14,385
Advances from customers	201	109
Warranty	665	340
Commissions	1,857	1,497
Accrued expenses	5,159	4,751

	$28,397	$26,065

Liability In Respect Of Employee Severance Payments	12 Months Ended
Dec. 31, 2011
Liability In Respect Of Employee Severance Payments [Abstract]
Liability In Respect Of Employee Severance Payments

Note 10 - Liability in Respect of Employee Severance Payments

Under Israeli law and labor agreements the Company is required to pay severance payments to each employee who was employed by the Company for over one year and has been terminated by the Company or resigned under certain specified circumstances. The Company's liability for these severance payments is covered mainly by deposits with insurance companies in the name of the employee and/or by purchase of insurance policies. The liability related to these severance payments is calculated on the basis of the latest salary of the employee multiplied by the number of years of employment as of the balance sheet date. The liability for employee severance payments included in the balance sheet represents the total amount due for such severance payment, while the assets held for severance benefits included in the balance sheet represents the Company's contributions to insurance policies. The Company may make withdrawals from the funds only upon complying with the Israeli severance pay law or labor agreements.

Expenses recorded in respect of employees' severance payments for the years ended December 31, 2011, 2010 and 2009 are $1,471, $1,347 and $664, respectively.

The U.S. subsidiaries have a defined contribution retirement plan for their employees. Employees are allowed to contribute up to 18% of their salary in any one year, subject to a regulatory limit. The Company contributes 3% of an employee's salary subject to regulatory limits. Employees are vested in the Company's contributions after 30 days of employment. Expenses recorded in respect of the defined contribution retirement plan in the U.S for the years ended December 31, 2011, 2010 and 2009 are $1,157, $804 and $688, respectively.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 11 - Shareholders' equity

A.           Ordinary shares

All of the issued and outstanding Ordinary Shares of the Company are authorized and fully paid.  The Ordinary Shares of the Company are not redeemable and have no preemptive rights. The ownership or voting of Ordinary Shares by non-residents of Israel is not restricted in any way by the Company's memorandum or articles of association or the laws of the State of Israel, except that citizens of countries (including corporations incorporated in countries) which are considered under the applicable law as "enemy states" of Israel may not be recognized as owners of Ordinary Shares.

B.           Employees' and non employees' stock options

In 2003, the Company adopted a stock option plan for directors, employees and consultants (the "2003 Plan").  The 2003 Plan replaced and superseded previous option plans adopted by the Company in 1998 and 2000.  Under these plans, the Board of Directors (the "Board"), or a compensation committee appointed by the Board, has the authority to grant options to employees of the Company and its subsidiaries, directors or consultants. Each option entitles the holder to purchase one Ordinary Share of par value of NIS 0.05 and expires after 10 years from the date of grant. The Company has reserved for issuance a total of 2,500,000 ordinary shares under the plan. As of December 31, 2011, 518,424 options out of this plan had not been granted.

The purchase price of each share pursuant to the options granted under the 2003 Plan shall be the fair market value on the date the Board approves the grant of the option or as otherwise determined by the Compensation and Nominating Committee.

Unless otherwise determined by the Board, where a grant of options under the 2003 Plan is the first grant of options made to a person, 50% of the options vest and become exercisable on the second anniversary of the date of grant. An additional 25% of the options vest and become exercisable on each of the third and fourth anniversaries of the date of the grant. If, however, a grant under the 2003 Plan is made to a person who previously received stock options under the 2003 Plan or a previous plan of the Company, 25% of the options granted are immediately vested and exercisable and an additional 25% of the options vest and become exercisable on each of the first, second and third anniversaries of the date of the grant.

In 2006, the Company adopted the 2006 Equity Incentive Plan (the "2006 Plan") permitting the grant of equity awards, including options and restricted stock of the Company, to eligible employees, directors and consultants of the Company and its subsidiaries. The 2006 Plan is administered by the Company's Compensation and Nominating Committee. The 2006 Plan contains provisions concerning the vesting, price, exercise and other terms of awards; however, the Compensation and Nominating committee has authority to grant awards under different terms at its discretion.  The Company has reserved for issuance a total of 4,000,000 Ordinary Shares under the 2006 Plan. As of December 31, 2011 there were 3,446,691 options outstanding and 28,500 shares of restricted stock issued and outstanding, under the 2006 Plan.

Options under this plan must be granted at no less than the fair market value of the Company's ordinary shares on the date of the grant and the term of the awards may not exceed ten years. The Company's current policy is that options granted under the 2006 Plan expire six years following the date of the grant.

Generally, where a grant of an award under the 2006 Plan is the first grant of equity to an employee or consultant, 50% of the award is exercisable on the second anniversary of the date of grant, and 25% becomes exercisable on each of the third and fourth anniversaries of the date of the grant. In cases of subsequent grants, awards vest in four equal installments beginning with the first anniversary of the grant. To the extent the awards have vested, they may be exercised in whole or in part from time to time until their expiration as long as the recipient is providing services to the Company.

B.           Employees' and non employees' stock options (cont'd)

In case of participating employees and consultants, all unvested awards are cancelled upon the termination of their employment or service. All vested awards may be exercised within 180 days following termination. All vested awards not exercised within this period are automatically forfeited and cancelled. Unvested awards to non-employee directors whose service is terminated or discontinued for any reason other than for cause after more than five years of service on the Company's Board, will automatically vest and become exercisable immediately prior to termination or discontinuation of service. These vested awards may be exercised within 180 days following termination or discontinuation of service, except in cases where termination or discontinuation of service is a result of statutory requirements, death, disability or other circumstances of forced cessation of service, in which case awards may be exercised at any time until their expiration date. In a case of termination for cause of a plan participant, all awards, whether vested or unvested, are automatically forfeited and cancelled.

Under this 2006 Plan, in the event of an acquisition or merger in which the Company is not the surviving entity and the acquiring entity does not agree to assume the awards, all outstanding, but unvested, awards will be accelerated and exercisable, ten days prior to the acquisition or merger. In addition, if the employment of a holder of outstanding awards is terminated in anticipation of or during the 12 month period following an acquisition or merger, all awards that are scheduled to vest within two years of such acquisition or merger, will be automatically accelerated and exercisable, subject to certain adjustments and exceptions.

Awards granted under the 2006 Plan to Israeli residents may be granted under Section 102 of the Israeli Income Tax Ordinance pursuant to which the awards or the Ordinary Shares issued upon their exercise must be deposited with a trustee for at least two years following the date of the grant. Under Section 102, any tax payable by an employee from the grant or exercise of the awards is deferred until the transfer of the awards or ordinary shares by the trustee to the employee or upon the sale of the awards or ordinary shares. Gains on awards granted under the 2006 Plan are subject to capital gains tax of 25% and the Company is not entitled to a tax deduction. Options granted under the 2006 Plan to U.S. residents may also qualify as incentive stock options (ISO) within the meaning of Section 422 of the U.S. Internal Revenue Code of 1986.  Options that do not contain terms that will qualify them as ISOs are treated as Non-Qualified Stock Options.

In 2009, the Company adopted the 2009 Equity Incentive Plan (the "2009 Plan"). A total of 1,000,000 authorized but unissued ordinary shares are reserved for issuance as restricted share units ("RSUs") under the 2009 Plan. As of December 31, 2011 there were 793,517 restricted share units outstanding under the 2009 Plan.

The terms of the 2009 Plan are similar to those of the 2006 Plan.

During 2009 the Company extended the term of outstanding stock options previously granted under the Company's 2006 Plan by two additional years. On June 3, 2009, the shareholders at their Annual General Meeting approved extension of the term of outstanding stock options previously granted to external directors under the Company's 2006 Plan by two additional years.

The incremental cost recorded due to this modification in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009 was $61, $721 and $480, respectively.

Awards granted to consultants are immaterial.

Options

The fair value of options granted during the years ended December 31, 2009 (in 2011 and 2010 the Company did not grant options) was estimated on the date of grant using the Black - Scholes model, with the following assumptions:

1.           Dividend yield of zero percent.

2.	Risk free average interest rate of 1.72%, which represents the risk free rate of US$ zero - coupon U.S Government Bonds.

3.	Weighted average expected life of 4.32 years, which represents the period for which the options granted are expected to be outstanding, based on experience from previous employee behavior.

4.	Expected average volatility of 44.54%, which represents a weighted average standard deviation rate for the price of the Company's Ordinary Shares in the NASDAQ National Market.

The following table summarizes information relating to stock options for Ordinary Shares outstanding, as of December 31, 2011 and 2010:

	Options outstanding as of
	December 31, 2011
		Weighted
		Average
		Remaining
	Number	contractual life
Exercise prices	outstanding at	(in years)
$1 - $10	790,080	2.87
$10.01-$20	1,990,864	2.29
$20.01-$30	1,825,172	1.96
$30.01-$40	499,440	2.90
	5,105,556

	Options outstanding as of
	December 31, 2010
		Weighted
		Average
		Remaining
	Number	contractual life
Exercise prices	outstanding at	(in years)
$1 - $10	976,986	3.68
$10.01-$20	2,354,500	3.06
$20.01-$30	2,075,704	2.65
$30.01-$40	499,440	3.90
	5,906,630

The stock option activity under the Plans is as follows:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value
Balance at January 1, 2011	5,906,630	$19.75	$9.20
Forfeited	(251,533)	21.90	10.23
Exercised	(549,541)	12.01	5.45
Balance at December 31, 2011	5,105,556	20.48	9.55
Exercisable at December 31, 2011	4,515,612	$21.75	$10.30

The following table summarizes information relating to non-vested stock options for Ordinary Shares as of December 31, 2011 and 2010 and related changes during the years ended December 31, 2011 and 2010:

Non-vested options	Number of shares	Weighted average grant date fair value
Balance at January 1, 2011	1,289,096	$5.29
Vested	(696,001)	6.50
Forfeited	(3,151)	3.83
Balance at December 31, 2011	589,944	$3.86

As of December 31, 2011, unrecognized compensation costs related to non-vested options aggregated $2,306 to be recognized over 1.6 years.

The aggregate intrinsic value of options outstanding as of December 31, 2011 and 2010 is $10,944 and $8,208, respectively. The aggregate intrinsic value of options exercisable as of December 31, 2011 and 2010 is $6,946 and $4,141, respectively.

The total intrinsic value of options exercised during the year ended December 31, 2011 and 2010, is $3,490 and $4,995, respectively.

RSUs

The following table summarizes information relating to RSUs as of December 31, 2011 and related changes during the year ended December 31, 2011:

		Weighted average
Non-vested RSUs	Number of shares	grant date fair value
Balance at January 1, 2011	533,966	$16.68
Granted	338,104	19.53
Vested	(70,020)	17.30
Forfeited	(8,533)	20.80
Balance at December 31, 2011	793,517	$17.80

During 2011 the Company granted 284,909 RSUs to employees and non-employees. 50% of the RSUs vest on the second anniversary of the date of grant, and 25% vest on each of the third and fourth anniversaries of the date of the grant. 53,195 RSUs were granted to directors - 100% vest on the first anniversary. The fair value of the RSUs as of the date of grant is amortized over the vesting period. Unrecognized compensation costs related to the RSUs as of December 31, 2011, to be recognized over a weighted average period of 1.72 years, were $9.2 million, and compensation expenses of $4.1 million and $2.0 million were recognized in the years ended December 31, 2011 and 2010, respectively.

Restricted Shares

On May 30, 2006, the Company issued 100,000 restricted shares to its CEO. The restricted shares vested in four installments over a period of four years, beginning on May 30, 2007. On June 15, 2007 the Company issued 6,000 restricted shares to another one of its officers. These restricted shares vest in three installments over a period of four years, beginning on June 15, 2009. The fair value of the restricted shares as of the date of issue is amortized over the vesting period. As of December 31, 2011 there were no unrecognized compensation costs related to the restricted shares. Compensation expenses related to the restricted shares of $18, $485 and $485 and $18 were recognized for the years ended December 31, 2011, 2010 and 2009, respectively.

Total compensation costs

The following table summarizes the allocation of the stock-based compensation charge for both employee and non-employee stock option grants:

	Year ended December 31,
	2011	2010	2009
Research and development costs	$708	$428	$257
Selling and marketing expenses	2,175	1,557	1,619
General and administrative expenses	4,480	6,497	5,392
	$7,363	$8,482	$7,268

Revenues	12 Months Ended
Dec. 31, 2011
Revenues [Abstract]
Revenues
Note 12 - Revenues

A.           Revenues by product lines

	Year ended December 31,
	2011	2010	2009
Workstations, recorders and software	$9,060	$8,120	$11,523
PillCam SB capsule	117,561	110,189	110,371
PillCam ESO capsule	425	539	702
PillCam Colon capsule	1,798	1,291	1,021
Patency capsules and scanners	792	666	718
Bravo pH monitoring products	19,746	18,603	14,985
Sierra manometry and catheters	28,460	17,913	-
Services	113	488	2,443
	$177,955	$157,809	$141,763

B.	Revenues by geographic areas
	Year ended December 31,
	2011	2010	2009
Americas	$108,745	$100,501	$89,671
Europe, Middle East and Africa (mainly Europe)	45,122	40,224	38,481
Asia Pacific	24,088	17,084	13,611

	$177,955	$157,809	$141,763

In the year ended December 31, 2011, revenues from Sierra in the Americas region totaled $19.2 million, in the Europe, Middle East and Africa region $5.9 million and in the Asia Pacific region $3.4 million.

In the year ended December 31, 2010, revenues from Sierra in the Americas region totaled $11.2 million, in the Europe, Middle East and Africa region $5.3 million and in the Asia Pacific region $1.4 million.

Financial Income, Net	12 Months Ended
Dec. 31, 2011
Financial Income, Net [Abstract]
Financial Income, Net
Note 13 - Financial Income, net

	Year ended December 31,
	2011	2010	2009
Currency gains, net	$650	$1,989	$397
Income from marketable securities and deposits	1,347	1,165	1,583
Other	(654)	(555)	(396)

	$1,343	$2,599	$1,584

The Company uses forward contracts and option strategies to manage its foreign exchange rate exposures. Contracts with notional amounts of $64.7  million, $58.5 million and $37.1 million  and with estimated fair values that totaled $1,431, $(132) and $824 as of December 31, 2011, 2010 and 2009, respectively, were not designated as hedging instruments for accounting purposes. The changes in fair value of these contracts of $1,563, $(956) and $304 for the years ended December 31, 2011, 2010 and 2009 have been recognized as finance income in those years among "currency gains, net". The periodic net cash (receipts) settlements totaled $1,617, $1,602 and $(435) for the years ended December 31, 2011, 2010 and 2009, respectively.

Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
Note 14 - Taxes on Income

A.            Israeli Taxation

(1)	Israeli income tax is computed on the basis of the Company's results in New Israeli Shekels ("NIS") determined for statutory purposes.

Pursuant to the Encouragement Capital Investments Law -1959 (the "Law"), the Company was awarded "Approved Enterprise" status under the government alternative benefits path ("Alternative Path") beginning in 1999, upon completion of the project as approved by the Investment Center. The program is for investments in the development of infrastructure and for investments in locally produced and imported equipment. The main benefits to which the Company will be entitled, if it implements all the terms of an approved program, are the exemption from tax on income deriving from an Approved Enterprise, and reduced tax rates on dividends originating from this income (if distributed within a certain time limit).

Under the Alternative Path, the income derived from an Approved Enterprise will be exempt from tax for a ten-year period, commencing on the date that taxable income is first generated by the Approved Enterprise (limited to the earlier of a maximum period of 12 years from the year of commencement of operations or 14 years from the year the approval letter was received).

Dividend distributions originating from income of an Approved Enterprise will be subject to a withholding tax at the shareholders level at the rate of 15%, provided that the dividend is distributed during the period stipulated under Israeli law.

In the event of a dividend distribution (including withdrawals and charges that are deemed to be dividends) out of the income originating from the Approved Enterprise, and on which the Company received a tax exemption, the distribution is subject to corporate taxes at rates varying from 10% - 25% (currently 25%) depending on the percentage of foreign investment holding in the Company as defined by the Law.

If the Company derives income from sources other than the Approved Enterprise during the relevant period of benefits, such income will be taxable at regular corporate tax rates (see (4) below).

In 2005, an amendment to the Law was enacted (the "2005 Amendment"). Provisions of the 2005 Amendment which apply to the Company are as follows:

a.
Companies that meet the criteria of the Alternative Path of tax benefits will receive those benefits (now called "Beneficiating Enterprise" benefits) without prior approval. In addition, there will be no requirement to file reports with the Investment Center. Companies will be required to notify the Israeli Income Tax Authorities regarding the implementation of the Alternative Path. Audit will take place via the Income Tax Authorities as part of the tax audits. Request for pre-ruling is possible.

b.	Tax benefits of the Alternative Path include lower tax rates or zero tax depending on the investment zone and the path chosen, lower tax rates on dividends and accelerated depreciation.

c.	In order to receive benefits in the Grant Path or the Alternative Path, the Industrial Enterprise must contribute to the economic independence of Israel's economy in one of the following ways:

1.	Its primary activity is in the Biotechnology or Nanotechnology fields and pre-approval is received from the head of research and development at the Office of the Chief Scientist;

2.	Its revenue from a specific country is not greater than 75% of its total revenues that year;

3.	25% or more of its revenues are derived from a specific foreign market of at least 12 million residents.

The 2005 Amendment does not apply retroactively for investment programs having an Approved Enterprise approval certificate from the Investment Center issued up to December 31, 2004 (even when investments under these programs are conducted after January 1, 2005). Consequently, the amendments should not impact an existing Approved Enterprise, which received prior written approval. The new tax regime shall apply for a new Approved Enterprise and for an Approved Enterprise expansion for which the first year of benefits may be as early as 2004.

(2)
As of December 31, 2011, the Company has no tax loss carryforwards in Israel except for capital losses of approximately $13,700 which are available to offset future taxable capital gains for indefinite period

(3)
As explained above, the Israeli Company is exempt from tax for a ten-year period.  Therefore, the Israeli Company has not recorded deferred tax assets and liabilities. Out of the Company's accumulated deficit as of December 31, 2011, approximately $12,700 are tax-exempt earnings attributable to its Approved Enterprise and approximately $28,200 are tax-exempt earnings attributable to its Beneficiating Enterprise. The tax-exempt income attributable to the Approved and Beneficiating Enterprises cannot be distributed to shareholders without subjecting the Company to taxes. If these retained tax-exempt profits are distributed, the Company would be taxed at the reduced corporate tax rate applicable to such profits (currently- 25% pursuant to the implementation of the Investment Law). According to the 2005 Amendment, tax-exempt income generated under the Beneficiating Enterprise will be taxed upon dividend distribution or complete liquidation, whereas tax exempt income generated under the Approved Enterprise will be taxed only upon dividend distribution (but not upon complete liquidation, as the tax liability will be incurred by the shareholders). As of December 31, 2011, if the income attributed to the Approved Enterprise were distributed as dividend, the Company would incur a tax liability of approximately $3,200. If income attributed to the Beneficiating Enterprise were distributed as dividend, or upon liquidation, the Company would incur a tax liability in the amount of approximately $7,100. These amounts will be recorded as an income tax expense in the period in which the Company declares the dividend.

(4)
On July 14, 2009, the Knesset (the Israeli parliament) passed the Economic Efficiency Law (Legislation Amendments for Implementation of the 2009 and 2010 Economic Plan) - 2009, which provided, inter-alia, an additional gradual reduction in the regular company tax rate to 18% as from the 2016 tax year. In accordance with the aforementioned amendments, the regular company tax rates applicable as from the 2009 tax year are as follows: in the 2009 tax year- 26%, in the 2010 tax year - 25%, in the 2011 tax year - 24%, in the 2012 tax year - 23%, in the 2013 tax year - 22%, in the 2014 tax year - 21%, in the 2015 tax year - 20% and as from the 2016 tax year the regular company tax rate will be 18%. The aforementioned change in the tax rates had no material impact on the Company's financial position or results of operations, since the Israeli company is currently tax exempt as explained above.

On December 5, 2011 the Knesset approved the Law to Change the Tax Burden (Legislative Amendments) – 2011. According to the law, the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the regular company statutory tax rate will be 25% as from 2012.

(5)	In 2009, the Company signed a settlement agreement with the Israeli Tax Authorities (ITA) for fiscal years 2004 through 2007 (see also Note 14(F) below).

(6)	The 2010 Amendment to the Law for the Encouragement of Capital Investments – 1959

On December 29, 2010 an amendment to the Law for the Encouragement of Capital Investments – 1959 was approved (hereinafter – "the 2010 Amendment"). The 2010 Amendment was published in the Official Gazette on January 6, 2011. The 2010 Amendment is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a preferred company, per the definition of these terms in the 2010 Amendment. Companies can choose to not be included in the scope of the 2010 Amendment and to stay in the scope of the Law before its amendment until the end of the benefits period. The 2012 tax year is the last year companies can choose as the year of election, providing that the minimum qualifying investment began in 2010.

The 2010 Amendment provides that only companies in Development Area A will be entitled to the grants track and that they will be entitled to receive benefits under this track and under the tax benefits track at the same time. In addition, the existing tax benefit tracks were eliminated (the tax exempt track, the "Ireland track" and the "Strategic" track) and two new tax tracks were introduced in their place, a preferred enterprise and a special preferred enterprise, which mainly provide a uniform and reduced tax rate for all the company's income entitled to benefits, such as: for a preferred enterprise – in the 2011-2012 tax years – a tax rate of 10% for Development Area A and of 15% for the rest of the country, in the 2013-2014 tax years – a tax rate of 7% for Development Area A and of 12.5% for the rest of the country, and as from the 2015 tax year – 6% for Development Area A and 12% for the rest of the country. Furthermore, an enterprise that meets the definition of a special preferred enterprise is entitled to benefits for a period of 10 consecutive years and a reduced tax rate of 5% if it is located in Development Area A or of 8% if it is located in a different area.

The 2010 Amendment also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is a company, for both the distributing company and the shareholder. A tax rate of 15% shall continue to apply to a dividend distributed out of preferred income to an individual shareholder or foreign resident, subject to double taxation prevention treaties, similar to the provisions of the existing law. Furthermore, the 2010 Amendment provides relief with respect to tax paid on a dividend received by an Israeli company from profits of an approved/alternative/beneficiary enterprise that accrued in the benefits period according to the version of the law before its amendment, if the company distributing the dividend notifies the tax authorities by June 30, 2015 that it is applying the provisions of the 2010 Amendment and the dividend is distributed after the date of the notice.

As of the December 31, 2011, the Company has not chosen the election of the Amendment to the law. Under the Company's current tax status, the Company is eligible for tax exemption through 2021.

B.	Foreign subsidiaries

As of December 31, 2011, all of the Company's subsidiaries had accumulated net operating loss carryforwards of approximately $38,047. Operating loss carryforwards in the Japanese subsidiary, totaling approximately $23,615, will expire through 2021. Operating loss carryforwards in the German and French subsidiaries amounted to approximately $9,915 and $4,517, respectively, and can be carried forward indefinitely.

C.	Profit (loss) before tax and income tax benefit (expense) included in the consolidated statements of operations

	Year ended December 31,
	2011	2010	2009
Profit (loss) before taxes on income
and non controlling interest:
Israel	$6,598	$8,232	$12,096
Foreign jurisdiction	7,729	1,318	(194)
	14,327	9,550	11,902

Current tax benefit (expense):
Israel	(1,002)	(294)	500
Foreign jurisdiction	(1,565)	(1,195)	(179)
	(2,567)	(1,489)	321

Deferred taxes (see Note 14D):
Israel	-	-	-
Foreign jurisdiction	409	127	1,221
	409	127	1,221

Income tax benefit (expense)	$(2,158)	$(1,362)	$1,542

D.           Deferred taxes

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers projected future taxable income and tax planning strategies in making this assessment.

Based upon projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2011. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The tax effects of significant items comprising the Company's deferred taxes:

	December 31,
	2011	2010
Deferred tax assets:
Tax loss carryforwards of subsidiaries	$13,123	$15,111
Other timing differences	1,550	1,638

Total gross deferred tax assets	14,673	16,749
Valuation allowance	(13,135)	(15,111)

Net deferred tax assets (presented among current assets)	$1,538	$1,638

Long term deferred tax liabilities -
intangible assets acquired in business combination (see Note 16B)	$(5,362)	$(5,871)

The net changes in the total valuation allowance for the years ended December 31, 2011, 2010 and 2009 are $(1,976) and $1,898 and $2,206, respectively.

E.	Reconciliation of statutory tax benefit (expense) to actual income tax benefit (expense)

	Year ended December 31,
	2011	2010		2009
Profit before taxes on income	$14,327		$9,550	$11,902
Tax rate	24%		25%	26%
Computed expected tax	(3,438)		(2,388)	(3,095)
Tax benefits arising from approved enterprises (*)	1,584		2,058	3,145
Changes in unrecognized tax benefits (expense)	(1,471)		(57)	2,561
Permanent difference and other	(311)		64	1,020
Change in valuation allowance	1,976		(1,898)	(2,206)
Foreign tax rate differential	(498)		859	117

Income tax benefit (expense)	$(2,158)	$	(1,362)	$1,542

(*) Net earnings per share – amounts of the benefit resulting from the Approved Enterprises:

Basic	$0.05	$0.07	$0.11
Diluted	$0.05	$0.07	$0.10

F.            Accounting for income tax uncertainties

The Company and its subsidiaries file income tax returns in Israel, the U.S and other foreign jurisdictions. The U.S. subsidiary files income tax returns in federal jurisdictions, and various states within the U.S. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2008.

On June 30, 2009, the Company signed a settlement agreement with the ITA, relating to an audit of its income tax returns for 2004 through 2007. As a result of this agreement, the unrecognized tax benefits decreased significantly. In addition, in January 2010, the German subsidiary signed a settlement agreement with the German Tax Authorities relating to an audit of its income tax returns for 2002 through 2007. This agreement did not have a material impact on the Company's financial position or results of operations.

A reconciliation of the beginning and ending amount of unrecognized tax benefits based on the provisions of FASB ASC Subtopic 740-10, is as follows:

	2011	2010	2009
Balance at January 1	$3,991	$3,974	$7,091
Additions based on tax positions related to the current year	1,479	635	1,497
Additions for tax positions of prior years	-	-	507
Reductions for tax positions of prior years	(169)	(618)	(2,010)
Settlements	-	-	(3,111)
Balance at December 31	$5,301	$3,991	$3,974

Unrecognized tax benefits in the amount of $5,301, if recognized, would affect the effective tax rate of the Company. The Company does not expect unrecognized tax benefits to change significantly over the next 12 months.

During the years ended December 31, 2011, 2010 and 2009 the Company recorded approximately $161, $76 and $248, respectively in interest relating to unrecognized tax benefits in the consolidated statements of operations and accrued $485 and $324 in the balance sheets as of December 31, 2011 and 2010, respectively.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

Note 15 - Fair Value of Financial Instruments

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value and items for which the fair value option has been elected) at December 31, 2011 and 2010:

		In active
		markets for	Significant other	Significant
	December 31,	identical assets	observable	unobservable
	2011	(Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Short-term investments	$3,794	$3,794	$-	$-
Long-term marketable securities	16,003	16,003	-	-
Derivatives	1,431	-	1,431	-
Total At December 31, 2011	$21,228	$19,797	$1,431	$-

		In active
		markets for	Significant other	Significant
	December 31,	identical assets	observable	unobservable
	2010	(Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Short-term investments	$11,181	$11,181	$-	$-
Long-term marketable securities	3,873	3,873	-	-
Derivatives	(132)	-	(132)	-
Total At December 31, 2010	$14,922	$15,054	$(132)	$-

Foreign Exchange Contracts

The Company and its subsidiaries complete transactions in currencies other than their functional currencies. The Company's primary objective with respect to currency risk is to reduce net income volatility that would otherwise occur due to exchange-rate fluctuations. In order to minimize the risk of gain or loss due to exchange rates, the Company uses foreign currency derivatives. As of December 31, 2011, the Company held foreign currency forward contracts aggregating $3,628 hedging Australian dollar, $19,889 hedging Euro, $3,642 hedging Yen and $37,546 hedging Israeli Shekel. Such instruments had a combined fair value gain (loss) of $1,431 and $(132) as of December 31, 2011 and 2010, respectively, based on quotations from financial institutions. The Company does not apply hedge accounting. Gains /losses on these instruments are recognized in the consolidated statement of operations.

Acquisition And Investment	12 Months Ended
Dec. 31, 2011
Acquisition And Investment [Abstract]
Acquisition And Investment

Note 16 - Acquisition and Investment

A.           Investment in the Japanese Subsidiary

Since June 2009, the Company has purchased shares from the non-controlling shareholders in Given Imaging K.K. ("GIKK"), for a total consideration of $785.

In October 2009, the Company invested $4.4 million (in Japanese Yen) in GIKK. The two other shareholders of GIKK declined to invest in this financial round.

As a result of the share purchase and the investment, the Company's share in GIKK increased to 93% of the total issued and outstanding shares of GIKK.
As to impairment of goodwill, see Note 17.

B.           Acquisition of Sierra

On April 1, 2010, as part of the Company's strategy of expanding its product offerings, the Company completed the acquisition of Sierra, a leading provider of specialty diagnostic devices for the gastrointestinal tract (the "SSI Acquisition"). Under the terms governing the SSI Acquisition, on the closing date of the SSI Acquisition (the "SSI Closing Date"), the Company paid $34.8 million in cash for all of the issued and outstanding shares of Sierra's common stock. Transaction costs in connection with the SSI Acquisition, in the amount of $936, were recorded as expenses in the Company's consolidated statement of operations for the year ended December 31, 2010.

The Company accounted for the SSI Acquisition using the purchase method of accounting. The following table represents the final allocation of the purchase price of Sierra:

$ in thousands

Current assets	$7,967
Property, plant and equipment	533
Other long-term assets	65
Identifiable intangible assets:
In-process research and development	5,306
Technological intellectual property (1)	7,562
Backlog	612
Business-related intellectual property (2)	3,711
Goodwill	20,523
Total assets acquired	46,279
Current liabilities	(4,761)
Deferred tax liability	(6,759)
Other non-current liabilities	(9)
Total liabilities assumed	(11,529)

Net assets acquired	$34,750

(1)          Amortized over a period of 8 years.
(2)          Amortized over periods ranging from 8 to 15 years.

The goodwill is attributable to the significant synergies expected to arise after the Company's acquisition of Sierra.

The operations of Sierra have been included in the consolidated financial statements of the Company from April 1, 2010.  The acquisition of Sierra contributed revenues of $17.9 million and net loss of $716 to the Company for the period from April 1, 2010 to December 31, 2010.

Below are certain unaudited pro forma, combined statements of operations data for the years ended December 31, 2010 and 2009, presented as if the SSI Acquisition had occurred on January 1, 2009, after giving effect to: (a) purchase accounting adjustments, including the increase in amortization of identifiable intangible assets; and (b) estimated decrease in interest income due to the deduction of interest income on the Company's cash, cash equivalents and marketable securities used as cash consideration in the acquisition.  This unaudited pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition actually taken place at the beginning of 2009, nor is it necessarily indicative of future results.

	Year ended December 31
	2010	2009
	$ in millions (except Earnings per share)
	(unaudited)
Net sales	$162.5	$160.3
Net income	$9.9	$12.9
Net income attributable to shareholders*	$10.2	$13.8
Earnings per share:
Basic	$0.34	$0.47
Diluted	$0.33	$0.45

*
Includes net amortization in the amount of approximately $766 and $1,528 and decrease in interest income of approximately $88 and $350 in 2010 and 2009, respectively. In addition, transaction costs of $936 that were recorded in 2010 were eliminated.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill
Note 17 - Goodwill

Goodwill reflects the excess of the purchase price of the Bravo pH monitoring business and Sierra acquired in December 2008 and April 2010, respectively, over the fair value of net assets (see note 16B) and the excess of the cash invested over the fair value of the Company's share in the net assets of its subsidiary in Japan.

Based on the annual impairment tests performed relating to the goodwill in the Japanese subsidiary, the Company recorded impairment losses of $20 and $483 in 2010 and 2009, respectively, as a result of ongoing operating losses. The Company recognized the impairment losses as part of the Operating expenses - other. All the goodwill related to the Japanese subsidiary has been written off.

The Company has set its annual impairment testing date for Sierra and for Bravo operations at December 31 of each year and no impairment charge was recognized.

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Balance as of January 1
Goodwill	$24,998	$4,475
Accumulated impairment losses	(909)	(889)
	24,089	3,586
Goodwill acquired during the year	-	20,523
Impairment loss	-	(20)
Balance as of December 31
Goodwill	24,998	24,998
Accumulated impairment losses	(909)	(909)

	$24,089	$24,089

Dividend	12 Months Ended
Dec. 31, 2011
Dividend [Abstract]
Dividend

Note 18 - Dividend

On February 10, 2009, the Board decided to declare and distribute a dividend of $0.54 per share. This dividend was paid on March 11, 2009. In making the decision to pay the dividend, the Board reviewed the Company's current and projected liquidity, its anticipated operating performance, and its growth strategies. No additional dividends are currently anticipated.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 19 – Subsequent Events

A.	Marketing Subsidiary in Brazil

In January 2012, the Company paid $450 in a combination of cash and cancellation of a credit line in connection with setting up a sales and marketing subsidiary in Brazil.  Under the terms of the agreement,  the Company may be obligated to pay up to an additional $600 if certain conditions and performance milestones are achieved between January 2013 and December 31, 2015.

B.	Acquisition of Non-controlling Interests

In March 2012, the Company signed a definitive agreement to purchase all of the shares held by a non-controlling shareholder of GIKK, for a total consideration of $650.
As a result of this share purchase, the Company will hold 100% of  GIKK.